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                                MERCURY HW VARIABLE TRUST
                                 725 South Figueroa St.
                                       Suite 4000
                                Los Angeles, CA 90017-5400


                                     March 23, 2001




Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20549

Attention:  Division of Investment Management

     Re:   Mercury HW Variable Trust (File No. 333-54884)

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), Mercury HW Variable Trust (the "Fund") hereby certifies that:

     (1) the form of prospectus and proxy statement that would have been filed pursuant to Rule 497(b) under the 1933 Act would not have differed from that contained in Pre-Effective Amendment No. 1 to the Fund's Registration Statement on Form N-14, constituting the most recent amendment to the Fund's Registration Statement on Form N-14; and

     (2) the text of Pre-Effective Amendment No. 1 to the Fund's Registration Statement on Form N-1A was filed electronically with the Securities and Exchange Commission on March 16, 2001.

                                      Very truly yours,
                                      MERCURY HW VARIABLE TRUST

                                      /s/ TURNER SWAN
                                      -------------------------
                                      TURNER SWAN
                                      Secretary